Supplementary Information - Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Cash and cash equivalents	$ 7.6	[1]	$ 6.7	[1],[2]	$ 2.1	[2],[3]	$ 61.9	[3]
Accounts receivable	214.8	[1]	247.3	[2]
Inventories	87.9	[1]	73.6	[2]
Other	43.4	[1]	22.8	[2]
Total current assets	353.7	[1]	350.4	[2]	291.4
Property, plant and equipment, net	1,499.4	[1]	1,378.6	[2]
Goodwill and intangible assets, net	299.1	[1]	304.2	[2]
Investments in unconsolidated affiliates	107.1	[1]	104.3	[2]
Other long-term assets	18.1	[1]	9.7	[2]
Total assets	2,277.4	[1]	2,147.2	[2]	1,805.6
Accounts payable and other current liabilities	380.5	[1]	315.3	[2]
Long-term debt	746.8	[1]	647.8	[2]
Other long-term liabilities	51.8	[1]	108.1	[2]
Total liabilities	1,179.1	[1]	1,071.2	[2]
Commitments and contingent liabilities		[1]		[2]
Predecessor equity	257.4		337.8	[2]
Net equity	649.7	[1]	545.8	[2]
Accumulated other comprehensive loss	(21.2)	[1]	(27.7)	[2]
Total partners' equity	885.9	[1]	855.9	[2]
Noncontrolling interests	212.4	[1]	220.1	[2]
Total equity	1,098.3	[1]	1,076.0	[2]	817.7		780.4
Total liabilities and equity	2,277.4	[1]	2,147.2	[2]
DCP Midstream Partners, LP [Member]
Advances receivable - consolidated subsidiaries	370.7	[1]	333.4	[2]
Investments in consolidated subsidiaries	515.2	[1]	522.7	[2]
Total assets	885.9	[1]	856.1	[2]
Accounts payable and other current liabilities			0.2	[2]
Total liabilities			0.2	[2]
Commitments and contingent liabilities		[1]		[2]
Net equity	885.9	[1]	855.9	[2]
Total partners' equity	885.9	[1]	855.9	[2]
Total equity	885.9	[1]	855.9	[2]
Total liabilities and equity	885.9	[1]	856.1	[2]
Subsidiary Issuer [Member]
Cash and cash equivalents	3.6	[1]	1.5	[2]	1.6	[2],[3]	26.6	[3]
Total current assets	3.6	[1]	1.5	[2]
Advances receivable - consolidated subsidiaries	597.2	[1]	534.7	[2]
Investments in consolidated subsidiaries	679.3	[1]	661.4	[2]
Other long-term assets	5.6	[1]	2.3	[2]
Total assets	1,285.7	[1]	1,199.9	[2]
Accounts payable and other current liabilities	18.7	[1]	19.5	[2]
Long-term debt	746.8	[1]	647.8	[2]
Other long-term liabilities	5.0	[1]	9.9	[2]
Total liabilities	770.5	[1]	677.2	[2]
Commitments and contingent liabilities		[1]		[2]
Net equity	534.6	[1]	550.1	[2]
Accumulated other comprehensive loss	(19.4)	[1]	(27.4)	[2]
Total partners' equity	515.2	[1]	522.7	[2]
Total equity	515.2	[1]	522.7	[2]
Total liabilities and equity	1,285.7	[1]	1,199.9	[2]
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	6.4	[1]	6.7	[1],[2]	1.3	[2],[3]	35.6	[3]
Accounts receivable	214.8	[1]	247.3	[2]
Inventories	87.9	[1]	73.6	[2]
Other	43.4	[1]	22.8	[2]
Total current assets	352.5	[1]	350.4	[2]
Property, plant and equipment, net	1,499.4	[1]	1,378.6	[2]
Goodwill and intangible assets, net	299.1	[1]	304.2	[2]
Investments in unconsolidated affiliates	107.1	[1]	104.3	[2]
Other long-term assets	12.5	[1]	7.4	[2]
Total assets	2,270.6	[1]	2,144.9	[2]
Accounts payable and other current liabilities	364.2	[1]	297.1	[2]
Advances payable - consolidated subsidiaries	967.9	[1]	868.1	[2]
Other long-term liabilities	46.8	[1]	98.2	[2]
Total liabilities	1,378.9	[1]	1,263.4	[2]
Commitments and contingent liabilities		[1]		[2]
Predecessor equity			337.8	[2]
Net equity	423.7	[1]	323.9	[2]
Accumulated other comprehensive loss	(1.8)	[1]	(0.3)	[2]
Total partners' equity	679.3	[1]	661.4	[2]
Noncontrolling interests	212.4	[1]	220.1	[2]
Total equity	891.7	[1]	881.5	[2]
Total liabilities and equity	2,270.6	[1]	2,144.9	[2]
Consolidating Adjustments [Member]
Cash and cash equivalents	(2.4)	[1]	(1.5)	[1],[2]	(0.8)	[2],[3]	(0.3)	[3]
Total current assets	(2.4)	[1]	(1.5)	[2]
Advances receivable - consolidated subsidiaries	(967.9)	[1]	(868.1)	[2]
Investments in consolidated subsidiaries	(1,194.5)	[1]	(1,184.1)	[2]
Total assets	(2,164.8)	[1]	(2,053.7)	[2]
Accounts payable and other current liabilities	(2.4)	[1]	(1.5)	[2]
Advances payable - consolidated subsidiaries	(967.9)	[1]	(868.1)	[2]
Total liabilities	(970.3)	[1]	(869.6)	[2]
Commitments and contingent liabilities		[1]		[2]
Net equity	(1,194.5)	[1]	(1,184.1)	[2]
Total partners' equity	(1,194.5)	[1]	(1,184.1)	[2]
Total equity	(1,194.5)	[1]	(1,184.1)	[2]
Total liabilities and equity	$ (2,164.8)	[1]	$ (2,053.7)	[2]

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.